4A. ACQUISITION OF DOLPHIN FILMS, INC. (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 1,071,813		$ 662,546	$ 2,392,685
Related party receivable				453,529
Prepaid expenses			0	72,518
Receivable and other current assets	511,920		2,665,781	2,827,131
Total Current Assets	7,576,632		8,246,973	5,745,863
Captialized production costs	2,626,461		4,654,013	15,170,768
Property and equipment	1,071,706		35,188	55,413
Deposits	852,509		1,261,067	397,069
Total Assets	35,544,894		14,197,241	21,369,113
LIABILITIES
Accounts payable	1,627,478		677,249	2,070,545
Other current liabilities	4,973,500		2,958,523	2,984,320
Accrued Compensation	2,375,000		2,250,000	2,065,000
Debt	12,892,544		18,743,069	37,331,008
Loans from related party	1,818,659		684,326	2,917,523
Deferred revenue	20,303		46,681	1,418,368
Notes payable	850,000		300,000	300,000
Total Current Liabilities	26,057,827		39,671,102	49,086,764
Non Current
Convertible note				3,164,000
Loan from related party			0	1,982,267
Total Non Current Liabilities	12,511,627		6,393,936	5,146,267
Total Liabilities	38,569,454		46,065,038	54,233,031
STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 200,000,000 shares authorized, 2,047,309 issued and outstanding at December 31, 2015.	140,181		107,968	30,710
Preferred stock, 10,000,000 shares authorized	1,000
Additional paid in capital	93,243,840		67,835,439	26,510,949
Accumulated deficit	(96,409,581)		(99,812,204)	(62,615,428)
Total Dolphin Digital Media, Inc. Deficit	(3,024,560)		(31,867,797)	(32,863,918)	$ (23,992,675)
Non-controlling interest			0	2,977,808
Total Stockholders' Deficit				(32,863,918)
Total Liabilities and Stockholders' Deficit	35,544,894		14,197,241	21,369,113
Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized			0	1,043
Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized			0	230,000
Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized			$ 1,000	1,000
Dolphin Digital Media, Inc
ASSETS
Cash and cash equivalents	273,625	$ 273,625		2,259,504
Related party receivable				0
Prepaid expenses				10,018
Receivable and other current assets	265,563	$ 265,563		560,112
Total Current Assets				2,829,634
Captialized production costs				2,439
Property and equipment				55,413
Deposits				41,291
Total Assets				2,928,777
LIABILITIES
Accounts payable				479,799
Other current liabilities				2,669,456
Accrued Compensation				2,065,000
Debt				5,145,000
Loans from related party				0
Deferred revenue				0
Notes payable				300,000
Total Current Liabilities				10,659,255
Non Current
Convertible note				3,164,000
Loan from related party				1,982,267
Total Non Current Liabilities				5,146,267
Total Liabilities				15,805,522
STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 200,000,000 shares authorized, 2,047,309 issued and outstanding at December 31, 2015.				30,710
Additional paid in capital				26,741,849
Accumulated deficit				(42,628,155)
Total Dolphin Digital Media, Inc. Deficit				(15,854,553)
Non-controlling interest				2,977,808
Total Stockholders' Deficit				(12,876,745)
Total Liabilities and Stockholders' Deficit				2,928,777
Dolphin Digital Media, Inc | Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized				1,043
Dolphin Digital Media, Inc | Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized				0
Dolphin Digital Media, Inc | Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized				0
Dolphin Digital Media, Inc
ASSETS
Cash and cash equivalents				133,181
Related party receivable				453,529
Prepaid expenses				62,500
Receivable and other current assets				2,267,019
Total Current Assets				2,916,229
Captialized production costs				15,168,329
Property and equipment				0
Deposits				355,778
Total Assets				18,440,336
LIABILITIES
Accounts payable				1,590,746
Other current liabilities				314,864
Accrued Compensation				0
Debt				(32,186,008)
Loans from related party				2,917,523
Deferred revenue				1,418,368
Notes payable				0
Total Current Liabilities				38,427,509
Non Current
Convertible note				0
Loan from related party				0
Total Non Current Liabilities				0
Total Liabilities				38,427,509
STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 200,000,000 shares authorized, 2,047,309 issued and outstanding at December 31, 2015.				100
Additional paid in capital				0
Accumulated deficit				(19,987,273)
Total Dolphin Digital Media, Inc. Deficit				(19,987,173)
Non-controlling interest				0
Total Stockholders' Deficit				(19,987,173)
Total Liabilities and Stockholders' Deficit				18,440,336
Dolphin Digital Media, Inc | Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized				0
Dolphin Digital Media, Inc | Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized				0
Dolphin Digital Media, Inc | Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized				0
Acquisition Adjustments
ASSETS
Cash and cash equivalents	0			0
Related party receivable				0
Prepaid expenses				0
Receivable and other current assets	$ 0			0
Total Current Assets				0
Captialized production costs				0
Property and equipment				0
Deposits				0
Total Assets				0
LIABILITIES
Accounts payable				0
Other current liabilities				0
Accrued Compensation				0
Debt				0
Loans from related party				0
Deferred revenue				0
Notes payable				0
Total Current Liabilities				0
Non Current
Convertible note				0
Loan from related party				0
Total Non Current Liabilities				0
Total Liabilities				0
STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 200,000,000 shares authorized, 2,047,309 issued and outstanding at December 31, 2015.				(100)
Additional paid in capital				(230,900)
Accumulated deficit				0
Total Dolphin Digital Media, Inc. Deficit				0
Non-controlling interest				0
Total Stockholders' Deficit				0
Total Liabilities and Stockholders' Deficit				0
Acquisition Adjustments | Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized				0
Acquisition Adjustments | Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized				230,000
Acquisition Adjustments | Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized				$ 1,000